Customer Assets and Liabilities (Tables) - Nukkleus Inc.[Member]	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Customer Assets and Liabilities [Abstract]
Schedule of cash and digital positions
	March 31, 2023	September 30, 2022
Customer custodial cash	$240,296	$2,020,394
Customer digital currency assets	393,045	248,214
Total customer assets	$633,341	$2,268,608

Customer custodial cash liabilities	$240,654	$2,020,717
Customer digital currency liabilities	393,045	248,214
Total customer liabilities	$633,699	$2,268,931

	September 30, 2022	September 30, 2021
		(as restated)
Customer custodial cash	$2,020,394	$799,302
Customer digital currency assets	248,214	1,168,349
Total customer assets	$2,268,608	$1,967,651
Customer custodial cash liabilities	$2,020,717	$799,302
Customer digital currency liabilities	248,214	1,168,349
Total customer liabilities	$2,268,931	$1,967,651

Schedule of fair market value of customer digital currency assets
	March 31, 2023		September 30, 2022
	Fair value	Percentage of total	Fair value	Percentage of total
Bitcoin	$3,210	0.8%	$162,294	65.4%
Stablecoin/USD Coin	387,868	98.7%	85,897	34.6%
Ethereum	1,805	0.5%	23	0.0%
Others	162	0.0%	—	—
Total customer digital currency assets	$393,045	100.0%	$248,214	100.0%

	September 30, 2022		September 30, 2021
			(as restated)
	Fair value	Percentage of total	Fair value	Percentage of total
Bitcoin	$162,294	65.4%	$921,684	78.9%
Stablecoin/USD Coin	85,897	34.6%	246,617	21.1%
Ethereum	23	0.0%	48	0.0%
Total customer digital currency assets	$248,214	100.0%	$1,168,349	100.0%